Taxation - Components of Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current tax expense	$ 302	$ 197
Deferred tax benefit	(231)	(1,395)
Total tax expense (benefit)	$ 71	$ (1,198)